Business Divestitures - Summarized Results of Operations for Discontinued Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Loss on sale of discontinued operations	$ (1)	$ (1)	$ 5
Tax effect			$ 3